GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 18:	GEOGRAPHIC INFORMATION

The following table presents the total revenue for the years ended December 31, 2024, 2023 and 2022, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2024	2023	2022

U.S.	$373,039	$638,748	$536,331
Other	125,247	104,407	103,925

	$498,286	$743,155	$640,256

The total revenue is attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s long-lived assets as of December 31, 2024 and 2024:

	December 31,
	2024	2023

Israel	$25,520	$3,900
U.S.	3,075	5,785
Other	530	103

	$29,125	$9,788